Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Segment Information
	12.31.2018	12.31.2017	12.31.2016
Net revenue
Cement, masonry cement and lime – Argentina	16,282,614,057	11,649,136,962	8,314,392,402
Cement – Paraguay	1,959,634,979	1,152,606,929	—
Concrete	3,657,338,674	1,903,346,280	1,044,559,627
Railroad	2,136,181,737	1,608,080,671	1,223,681,686
Aggregates	334,206,557	261,292,612	189,491,197
Others	117,898,203	133,109,926	75,636,911
Eliminations	(2,325,008,399)	(1,421,038,454)	(973,318,615)

Subtotal	22,162,865,808	15,286,534,926	9,874,443,208

Reconciliation - Effect from restatement in constant currency	4,644,065,716	9,552,077,957	9,459,945,909

Total	26,806,931,524	24,838,612,883	19,334,389,117

Cost of sales
Cement, masonry cement and lime - Argentina	10,619,291,608	7,986,358,455	6,045,620,325
Cement – Paraguay	1,379,208,675	803,220,686	—
Concrete	3,421,580,967	1,795,052,472	968,360,040
Railroad	1,913,366,156	1,352,375,734	1,011,559,523
Aggregates	360,465,602	266,721,854	176,603,548
Others	67,056,625	67,374,539	35,697,635
Eliminations	(2,325,008,399)	(1,421,038,454)	(973,318,615)

Subtotal	15,435,961,234	10,850,065,286	7,264,522,456

Reconciliation - Effect from restatement in constant currency	4,546,832,818	7,659,874,517	7,889,653,017

Total	19,982,794,052	18,509,939,802	15,154,175,473

Selling, administrative expenses and other gains and losses
Cement, masonry cement and lime - Argentina	1,084,762,773	850,722,982	726,012,191
Cement – Paraguay	64,315,992	43,633,705	—
Concrete	117,877,891	77,974,017	49,143,560
Railroad	149,809,534	105,192,391	(4,235,303)
Aggregates	(4,173,225)	4,411,761	5,217,097
Others	39,610,163	38,471,541	29,341,972

Subtotal	1,452,203,128	1,120,406,397	805,479,517

Reconciliation - Effect from restatement in constant currency	372,617,951	732,311,020	819,667,182

Total	1,824,821,079	1,852,717,417	1,625,146,699

Depreciation and amortization
Cement, masonry cement and lime - Argentina	415,892,004	342,614,418	432,545,694
Cement - Paraguay	279,997,274	170,931,104	—
Concrete	32,222,290	24,544,240	12,492,535
Railroad	137,274,165	74,821,293	54,995,174
Aggregates	24,139,262	10,505,708	7,115,732
Others	2,669,087	2,463,945	1,924,745

Subtotal	892,194,082	625,880,708	509,073,880

Reconciliation - Effect from restatement in constant currency	1,229,195,797	1,116,496,197	1,288,514,381

Total	2,121,389,879	1,742,376,905	1,797,588,261

Net revenue less cost of sales, selling, administrative expenses and other gains and losses
Cement, masonry cement and lime - Argentina	4,578,559,676	2,812,055,527	1,542,759,886
Cement - Paraguay	516,110,312	305,752,538	—
Concrete	117,879,816	30,319,791	27,056,027
Railroad	73,006,047	150,512,546	216,357,466
Aggregates	(22,085,820)	(9,841,002)	7,670,552
Others	11,231,415	27,263,846	10,597,304

Subtotal	5,274,701,446	3,316,063,246	1,804,441,235

Reconciliation - Effect from restatement in constant currency	(275,385,053)	1,159,892,418	750,625,710

Total	4,999,316,393	4,475,955,664	2,555,066,945
Reconciling items:
Share of profit (loss) of associates	—	—	76,243,433
Tax on debits and credits to banks accounts	(254,200,939)	(304,817,393)	(277,325,855)
Finance costs, net	(1,662,578,414)	(271,396,125)	(417,358,381)
Income tax expense	(1,131,955,333)	(221,946,197)	(649,823,084)

Total	1,950,581,707	3,677,795,949	1,286,803,058

Summary of Geographical Information	Geographical information

	12.31.2018	12.31.2017
Non-current assets
Argentina	19,620,044,082	15,920,964,729
Paraguay	4,118,220,215	3,482,599,805